UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments

VCA-10

Schedule Of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS

Aerospace & Defense — 2.5%
Boeing Co. (The)	17,284	$1,285,411
Precision Castparts Corp.	16,952	2,931,001

		4,216,412

Airlines — 1.5%
United Continental Holdings, Inc.(a)	113,531	2,440,917

Auto Components — 2.0%
Lear Corp.	69,912	3,250,209

Automobiles — 0.8%
General Motors Co.(a)	51,343	1,316,948

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.(a)	20,869	1,937,895
Celgene Corp.(a)	29,858	2,314,592

		4,252,487

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	22,955	2,854,913
Morgan Stanley	136,151	2,674,006

		5,528,919

Chemicals — 1.9%
Mosaic Co. (The)	56,354	3,115,813

Commercial Banks — 4.0%
PNC Financial Services Group, Inc.	39,166	2,525,815
Wells Fargo & Co.	122,952	4,197,581

		6,723,396

Communications Equipment — 1.1%
QUALCOMM, Inc.	27,263	1,854,429

Computers & Peripherals — 3.1%
Apple, Inc.(a)	7,567	4,536,190
EMC Corp.(a)	19,200	573,696

		5,109,886

Diversified Financial Services — 3.8%
Citigroup, Inc.	66,432	2,428,090
JPMorgan Chase & Co.	85,052	3,910,691

		6,338,781

Electronic Equipment & Instruments — 2.2%
Flextronics International, Ltd.(a)	497,898	3,599,803

Electronic Utilities — 1.6%
Exelon Corp.	66,453	2,605,622

Energy Equipment & Services — 4.2%
Ensco PLC ADR (United Kingdom)	40,124	2,123,763
Halliburton Co.	61,554	2,042,977
National Oilwell Varco, Inc.	34,914	2,774,616

		6,941,356

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	38,133	2,333,740

Food Products — 6.5%
Bunge, Ltd.	53,456	3,658,529
Kraft Foods, Inc. (Class A Stock)	66,426	2,524,852
Smithfield Foods, Inc.(a)	98,865	2,177,996
Tyson Foods, Inc. (Class A Stock)	124,901	2,391,854

		10,753,231

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	42,076	2,479,959

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	156,218	2,622,900

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.(a)	176,483	3,037,272

Insurance — 2.5%
Arch Capital Group, Ltd.(a)	33,896	1,262,287
MetLife, Inc.	79,391	2,965,254

		4,227,541

Internet Software & Services — 4.2%
Baidu, Inc. ADR (China)(a)	18,042	2,629,982
Google, Inc. (Class A Stock)(a)	3,826	2,453,384
LinkedIn Corp.(a)	18,273	1,863,663

		6,947,029

IT Services — 1.4%
Mastercard, Inc.	5,733	2,410,956

Machinery — 1.6%
Ingersoll-Rand PLC	65,039	2,689,363

Media — 5.7%
Comcast Corp. (Class A Stock)	126,870	3,807,369
Liberty Global, Inc. (Series C)(a)	57,600	2,758,464
Viacom, Inc. (Class B Stock)	59,578	2,827,572

		9,393,405

Metals & Mining — 3.5%
Freeport-McMoRan Copper & Gold, Inc.	53,323	2,028,407
Goldcorp, Inc.	36,116	1,627,387
Kinross Gold Corp.	213,352	2,088,716

		5,744,510

Oil, Gas & Consumable Fuels — 12.7%
Anadarko Petroleum Corp.	41,875	3,280,488
Hess Corp.	34,607	2,040,083
Marathon Oil Corp.	86,048	2,727,722
Marathon Petroleum Corp.	41,385	1,794,454
Noble Energy, Inc.	35,015	3,423,767
Occidental Petroleum Corp.	32,902	3,133,257
Suncor Energy, Inc.	80,136	2,620,447
Trident Resources Corp., Private Placement
(original cost $1,639,692; purchased 6/30/2010)(a)(b)(c)	4,067	2,139,792

		21,160,010

Pharmaceuticals — 6.8%
Allergan, Inc.	23,948	2,285,358
Novo-Nordisk A/S ADR (Denmark)	18,394	2,551,432
Pfizer, Inc.	99,188	2,247,600
Sanofi ADR (France)	46,213	1,790,754
Shire PLC ADR (Ireland)	24,692	2,339,567

		11,214,711

Road & Rail — 1.3%
Union Pacific Corp.	19,382	2,083,177

Semiconductors & Semiconductor Equipment — 2.5%
Maxim Integrated Products, Inc.	60,724	1,736,099
Marvell Technology Group Ltd.(a)	152,744	2,402,663

		4,138,762

Software — 1.5%
Salesforce.com, Inc.(a)	16,418	2,536,745

Specialty Retail — 1.5%
Staples, Inc.	151,723	2,454,878

Textiles, Apparel & Luxury Goods — 2.8%
Lululemon Athletica, Inc.(a)	31,776	2,373,032
Ralph Lauren Corp.	13,344	2,326,260

		4,699,292

Wireless Telecommunication Services — 2.9%
MetroPCS Communications, Inc.(a)	281,260	2,536,965
NII Holdings, Inc.(a)	127,226	2,329,508

		4,866,473

TOTAL COMMON STOCKS (Cost: $129,933,325)		163,088,932

	Units
RIGHT
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR;
Private Placement, expiring 6/30/2015(a)(b)(c) (original cost: $0; purchased 6/30/2010)	1,512	—	(d)

TOTAL INVESTMENTS — 98.3% (Cost: $129,933,325)		163,088,932

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		2,898,701

NET ASSETS — 100%		$165,987,633

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $2,139,792 is approximately 1.3% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

The following abbrevations are used in the portfolio descriptions:

ADR American Depositary Receipt

CVR Contingent Value Rights

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs ( including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities , swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$160,949,140	$—	$2,139,792
Right	—	—	—

Total	$160,949,140	$—	$2,139,792

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2011	$2,004,064
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)*	135,728
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/2012	$2,139,792

*	Of which $135,728 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3 securities, are common stock and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.